Summary of significant accounting policies - Summary of principal foreign currency exchange rates (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) CNY (¥) CHF (SFr) GBP (£) HKD ($) INR (₨) JPY (¥) MXN ($) SEK (kr) SGD ($)	Dec. 31, 2023 CHF (SFr) GBP (£) HKD ($) INR (₨) JPY (¥) CNY (¥) MXN ($) SEK (kr) SGD ($) USD ($)	Dec. 31, 2022 GBP (£) HKD ($) INR (₨) JPY (¥) MXN ($) SEK (kr) SGD ($) USD ($) CNY (¥) CHF (SFr)
CNY
Consolidation of foreign entities
Exchange rate | ¥	7.5257	7.8592	7.4229
Average | ¥	7.7257	7.6352	7.0714
CHF
Consolidation of foreign entities
Exchange rate | SFr	0.941	0.9336	0.9841
Average | SFr	0.9524	0.9709	1.0036
GBP
Consolidation of foreign entities
Exchange rate | £	0.8291	0.8693	0.8843
Average | £	0.8466	0.8694	0.8519
HKD
Consolidation of foreign entities
Exchange rate	8.1271	8.6727	8.3095
Average	8.4686	8.4863	8.239
INR
Consolidation of foreign entities
Exchange rate | ₨	88.1436	91.942	88.1789
Average | ₨	89.7706	88.9784	82.5907
JPY
Consolidation of foreign entities
Exchange rate | ¥	162.7882	156.5266	141.7666
Average | ¥	163.4023	151.4929	137.737
MXN
Consolidation of foreign entities
Exchange rate	21.5161	18.7952	20.7529
Average	19.8808	19.1355	21.0553
SEK
Consolidation of foreign entities
Exchange rate | kr	11.4634	11.0537	11.1472
Average | kr	11.4271	11.4722	10.6281
SGD
Consolidation of foreign entities
Exchange rate	1.4142	1.4616	1.4321
Average	1.4462	1.4524	1.4499
USD
Consolidation of foreign entities
Exchange rate	1.0469	1.1096	1.0658
Average	1.0853	1.0841	1.0521